EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of defined benefit obligation and assets
Information about Norbord’s defined benefit pension obligations and assets is as follows:

(US $ millions)	Note	2017	2016
Change in accrued benefit obligation during the year
Accrued benefit obligation, beginning of year		$152	$140
Current service cost		3	3
Interest on accrued benefit obligation		6	6
Benefits paid		(12)	(9)
Net actuarial loss arising from changes to:
Financial assumptions		7	5
Increase arising from the asset exchange	22	—	6
Foreign currency exchange rate impact		11	1
Accrued benefit obligation, end of year(1)		$167	$152
Change in plan assets during the year
Plan assets, beginning of year		$134	$117
Interest income		5	5
Remeasurement gains:
Return on plan assets (excluding interest income)		5	10
Employer contributions		7	7
Benefits paid		(12)	(9)
Increase arising from the asset exchange	22	—	4
Foreign currency exchange rate impact		10	—
Plan assets, end of year(1)		$149	$134
Funded status
Accrued benefit obligation		$167	$152
Plan assets		(149)	(134)
Accrued benefit obligation in excess of plan assets(1)		$18	$18
(1) All plans have accrued benefit obligations in excess of plan assets with the exception of the UK plan, which has been presented as other assets.
The components of benefit expense recognized in the statement of earnings are as follows:

(US $ millions)	2017	2016
Current service cost	$3	$3
Interest cost	1	1
Net periodic pension expense	$4	$4

Disclosure of significant actuarial assumptions
The significant weighted average actuarial assumptions are as follows:

	2017	2016
Used in calculation of accrued benefit obligation, end of year
Discount rate	3.4%	3.7%
Rate of compensation increase	2.9%	2.8%
Used in calculation of net periodic pension expense for the year
Discount rate	3.7%	3.9%
Rate of compensation increase	2.9%	2.8%

Disclosure of change to significant actuarial assumptions
The impact of a change to the significant actuarial assumptions on the accrued benefit obligation as at December 31, 2017 is as follows:

(US $ millions)	Increase	Decrease
Discount rate (0.5% change)	$(13)	$14
Compensation rate (1.0% change)	3	(3)
Future life expectancy (1 year movement)	4	(4)
Retirement age (1 year movement)	(2)	—

Disclosure of weighted average asset allocation
The weighted average asset allocation of Norbord’s defined benefit pension plan assets is as follows:

	Dec 31, 2017	Dec 31, 2016
Asset category
Equity investments	55%	57%
Fixed income investments	45%	40%
Cash	—%	3%
Total assets	100%	100%